Earning per unit and cash distributions (Details Textual) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Weighted Average Number of Shares Outstanding, Basic and Diluted	26,312,120
First Target Distribution [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Incentive Distribution Right Target Distribution Per Unit	$ 0.388125
Distribution Percentage To Holders Of Incentive Distribution Rights	100.00%
Second Target Distribution [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Incentive Distribution Right Target Distribution Per Unit	$ 0.421875
Distribution Percentage To All Unit Holders	85.00%
Distribution Percentage To Holders Of Incentive Distribution Rights	15.00%
Third Target Distribution [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Incentive Distribution Right Target Distribution Per Unit	$ 0.50625
Distribution Percentage To All Unit Holders	75.00%
Distribution Percentage To Holders Of Incentive Distribution Rights	25.00%
After Target Distribution [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Distribution Percentage To All Unit Holders	50.00%
Distribution Percentage To Holders Of Incentive Distribution Rights	50.00%
Minimum Quarterly Distribution [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Incentive Distribution Right Target Distribution Per Unit	$ 0.3375	$ 1.35
Common units public [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Weighted Average Number of Shares Outstanding, Basic and Diluted	11,040,000
Incentive Distribution Right Target Distribution Per Unit	$ 0.3375
Distribution Percentage To Holders Of Incentive Distribution Rights	100.00%
Subordinated units Höegh LNG [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Weighted Average Number of Shares Outstanding, Basic and Diluted	13,156,000
Incentive Distribution Right Target Distribution Per Unit	$ 0.3375
Distribution Percentage To Holders Of Incentive Distribution Rights	100.00%
Common units Höegh LNG [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Weighted Average Number of Shares Outstanding, Basic and Diluted	2,116,000